Disclosures on equity - Shares Issued by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disclosures on equity [Line Items]
Capital amount in shares	$ 1,577,643	$ 1,577,643
Series A preferred shares
Disclosure of Disclosures on equity [Line Items]
Number of authorized shares	142,819,552	142,819,552	142,819,552
Number of fully subscribed and paid shares	142,819,552	142,819,552	142,819,552
Number of outstanding shares	142,818,904	142,818,904	142,819,552
Number of shares owned by the Company or its subsidiaries or associates	648	648
Capital amount in shares	$ 134,750	$ 134,750	$ 134,750
Total number of subscribed shares	142,819,552	142,819,552	142,819,552
Series B preferred shares
Disclosure of Disclosures on equity [Line Items]
Number of authorized shares	142,818,904	142,818,904	120,376,972
Number of fully subscribed and paid shares	142,818,904	142,818,904	120,376,972
Number of outstanding shares	142,818,904	142,818,904	120,376,972
Capital amount in shares	$ 1,442,893	$ 1,442,893	$ 342,636
Total number of subscribed shares	142,818,904	142,818,904	120,376,972